Project Financing Package - Reconciliation of the Gold Stream derivative liability (Details) - 12 months ended Dec. 31, 2024 $ in Thousands	CAD ($)	USD ($)
Reconciliation of the Gold Stream derivative liability
Balance at the beginning	$ 70,452
Balance at the end	183,778
Convertible debenture - derivative
Reconciliation of the Gold Stream derivative liability
Proceeds from Gold Stream (US$50,000)	71,623	$ 50,000
Change in fair value of derivative liability	(7,737)
Balance at the end	$ 63,886